Other financial Assets - Summary of Other Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Financial asset
Security deposits	₨ 1,581	₨ 1,436
Other deposits	802	777
Interest receivables	1,139	1,139
Finance lease receivables	2,359	1,794
Non-current financial asset	5,881	5,146	$ 78
Financial asset
Security deposits	1,127	1,050
Other deposits	5	33
Due from officers and employees	1,040	738
Finance lease receivables	2,811	1,618
Interest receivables	2,581	1,789
Others	1,050	9,383
Current financial asset	8,614	14,611	$ 114
Non-Financial asset
Total	₨ 14,495	₨ 19,757